Capital Stock - Series G Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended				0 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2012	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Mar. 31, 2013 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	May 09, 2012 Series G Preferred Stock [Member] Directors	Mar. 09, 2012 Series G Preferred Stock [Member] Directors	Sep. 30, 2013 Series G Preferred Stock [Member]	Mar. 31, 2013 Series G Preferred Stock [Member]	Sep. 30, 2014 Series G Preferred Stock [Member]	Dec. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Jun. 30, 2014 Series G Preferred Stock [Member] Minimum [Member]	May 09, 2012 Series G Preferred Stock [Member] Minimum [Member]	Mar. 09, 2012 Series G Preferred Stock [Member] Minimum [Member]	Jun. 30, 2014 Series G Preferred Stock [Member] Maximum [Member]	Mar. 31, 2013 Series G Preferred Stock [Member] Common Stock [Member]	Dec. 31, 2013 Series G Preferred Stock [Member] Common Stock [Member]	Mar. 31, 2014 Series G Preferred Stock [Member] Common Stock [Member] Minimum [Member]	Mar. 31, 2014 Series G Preferred Stock [Member] Common Stock [Member] Maximum [Member]	Jun. 30, 2014 Series G Preferred Stock [Member] Co Chairman Chief Executive Officer Chief Scientific Officer And Director [Member]	Mar. 09, 2012 Series G Preferred Stock [Member] AR Partners, LLC [Member]	Jun. 30, 2014 Series G Preferred Stock [Member] Dr. Andrey Semechkin and Ruslan Semechkin [Member] Co Chairman Chief Executive Officer Chief Scientific Officer And Director [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333									27,568,000	37,991,000	5,000,000																	5,000,000
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20								$ 0.09	$ 0.10	$ 0.20															$ 0.20	$ 0.15				$ 1.00
Total proceeds																																		$ 5,000,000
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447								$ 0.40	$ 0.40	$ 0.3000	$ 0.3700	$ 0.2498	$ 0.3039
Conversion ratio for each share																		2.5	2.5	3.280	2.670	4.0025	3.291
Convertible Redeemable Preferred stock, shares outstanding																						5,000,000	5,000,000	5,000,000		1,000,000	1,000,000
Number of directors to be nominated by preferred shareholders																		2	2
Number of independent directors out of directors to be nominated by preferred shareholders																		1	1
Legal costs																			59,000				59,000
Convertible Redeemable Preferred stock, shares issued																						5,000,000	5,000,000	5,000,000
Issuance price per share																$ 0.15									$ 0.150			$ 0.185			$ 0.175	$ 0.223
Convertible shares of common stock																																	$ 0.15		$ 0.10
Rate of preferred stock dividend and redemption premium																		6.00%
Reversal of dividend accreted											93,000													93,000
Payment of preferred stock dividends											237,000												0	0
Accrued dividend on preferred stock											222,000												0	0
Preferred stock, shares issued																							5,000,000	5,000,000
Preferred stock, shares outstanding																							5,000,000	5,000,000
Total deemed dividend																			$ 1,375,000
Common stock issued upon conversion, conversion price per share																					$ 0.20		$ 0.15
Convertible Preferred Stock conversion ratio																				3.280	2.670		3.291